UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: December 1, 2010 – February 28, 2011

Item 1. Schedule of Investments.

Statement of Investments
February 28, 2011 (Unaudited)	Emerging Markets Debt Fund

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 66.27%
Argentina - 6.19%
Republic of Argentina
7.000%, 09/12/2013		$1,788,000	$1,783,977
7.000%, 10/03/2015		7,426,478	6,790,276
7.000%, 04/17/2017		11,006,159	9,476,914
8.750%, 06/02/2017		1,668,291	1,686,642
0.000%, 03/31/2023(1)(2)		184,000	128,800
6.000%, 03/31/2023(1)(2)		480,000	360,000
5.820%, 12/31/2033(2)(3)	ARS	555,295	188,511
7.820%, 12/31/2033	EUR	674,467	671,293
7.820%, 12/31/2033(3)	EUR	745,705	739,623
8.280%, 12/31/2033		4,657,811	3,900,917
0.000%, 12/15/2035(3)		6,858,176	996,150
0.000%, 12/15/2035(3)	EUR	28,549,000	4,993,495

			31,716,598

Brazil - 2.11%
Nota Do Tesouro Nacional
10.000%, 01/01/2021	BRL	6,205,000	3,239,153
Republic of Brazil
6.000%, 01/17/2017		1,591,000	1,779,931
5.875%, 01/15/2019		3,933,000	4,363,663
8.875%, 10/14/2019		100,000	132,500
4.875%, 01/22/2021		1,235,000	1,256,613
10.125%, 05/15/2027		32,000	48,160

			10,820,020

Colombia - 5.44%
Bogota Distrio Capital
9.750%, 07/26/2028(2)(4)	COP	5,065,000,000	3,195,120
Republic of Colombia
7.375%, 01/27/2017		4,595,000	5,448,521
7.375%, 03/18/2019		2,764,000	3,309,890
11.750%, 02/25/2020		1,113,000	1,675,065
8.125%, 05/21/2024		25,000	31,594
8.375%, 02/15/2027		25,000	30,375
9.850%, 06/28/2027	COP	3,910,000,000	2,408,433
7.375%, 09/18/2037		9,210,000	10,959,900
6.125%, 01/18/2041		790,000	805,800

			27,864,698

Croatia - 0.70%
Croatian Government
6.750%, 11/05/2019(4)		1,529,000	1,593,982
6.625%, 07/14/2020(5)		1,906,000	1,963,386

			3,557,368

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

El Salvador - 1.19%
Republic of El Salvador
7.375%, 12/01/2019(5)		$220,000	$240,625
7.375%, 12/01/2019(4)		2,068,000	2,261,875
7.750%, 01/24/2023(4)		15,000	16,725
8.250%, 04/10/2032(4)		1,000,000	1,100,000
7.650%, 06/15/2035(4)		2,449,000	2,473,490

			6,092,715

Gabon - 0.01%
Republic of Gabon
8.200%, 12/12/2017(5)		50,000	55,250

Indonesia - 3.27%
Republic of Indonesia
7.250%, 04/20/2015(4)		2,200,000	2,513,500
6.875%, 01/17/2018(4)		1,278,000	1,460,115
11.625%, 03/04/2019(5)		2,170,000	3,140,533
11.625%, 03/04/2019(4)		3,250,000	4,703,562
5.875%, 03/13/2020(4)		189,000	202,929
7.750%, 01/17/2038(4)		3,918,000	4,706,498

			16,727,137

Iraq - 2.62%
Republic of Iraq
5.800%, 01/15/2028(4)		15,200,000	13,414,000

Malaysia - 2.07%
Malaysian Government
7.500%, 07/15/2011		495,000	502,355
3.741%, 02/27/2015	MYR	8,065,000	2,663,658
3.835%, 08/12/2015	MYR	22,324,000	7,449,871

			10,615,884

Mexico - 5.30%
Mexican Bonos
7.750%, 12/14/2017	MXN	34,840,000	2,982,143
8.000%, 06/11/2020	MXN	39,680,000	3,391,955
7.500%, 06/03/2027	MXN	10,000,000	785,750
Mexican Udibonos
5.000%, 06/16/2016	MXN	31,169,241	2,853,105
4.000%, 06/13/2019	MXN	32,220,404	2,802,569
United Mexican States
5.625%, 01/15/2017		8,844,000	9,783,675
5.125%, 01/15/2020		1,692,000	1,778,292
8.000%, 09/24/2022		2,012,000	2,580,390
8.300%, 08/15/2031		145,000	193,213

			27,151,092

Pakistan - 0.22%
Islamic Republic of Pakistan
7.125%, 03/31/2016(4)		1,300,000	1,132,625

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

Panama - 3.45%
Republic of Panama
7.250%, 03/15/2015		$278,000	$323,175
5.200%, 01/30/2020		4,527,000	4,775,985
9.375%, 01/16/2023		25,000	34,000
7.125%, 01/29/2026		600,000	714,000
8.875%, 09/30/2027		5,156,000	6,986,380
9.375%, 04/01/2029		3,342,000	4,695,510
6.700%, 01/26/2036		100,000	110,500

			17,639,550

Peru - 2.14%
Republic of Peru
7.125%, 03/30/2019		2,151,000	2,562,379
7.350%, 07/21/2025		2,209,000	2,678,412
8.750%, 11/21/2033		4,146,000	5,698,677

			10,939,468

Philippines - 4.72%
Republic of Philippines
9.375%, 01/18/2017		70,000	90,825
4.000%, 01/15/2021		4,713,000	4,486,187
4.950%, 01/15/2021	PHP	119,000,000	2,675,384
7.500%, 09/25/2024		2,424,000	2,923,950
10.625%, 03/16/2025		70,000	105,788
9.500%, 02/02/2030		6,533,000	9,285,026
7.750%, 01/14/2031		3,215,000	3,928,248
6.375%, 01/15/2032		520,000	554,125
6.375%, 10/23/2034		116,000	122,815

			24,172,348

Poland - 3.25%
Republic of Poland
6.375%, 07/15/2019		14,172,000	15,801,780
4.000%, 03/23/2021	EUR	665,000	844,350

			16,646,130

Qatar - 2.12%
State of Qatar
5.250%, 01/20/2020(5)		2,619,000	2,677,928
5.250%, 01/20/2020(4)		7,989,000	8,168,752

			10,846,680

Russia - 7.40%
Russian Federation
5.000%, 04/29/2020(4)		500,000	501,125
5.000%, 04/29/2020(5)		800,000	801,800
12.750%, 06/24/2028(4)		3,470,000	6,046,475
7.500%, 03/31/2030(4)(6)		26,377,846	30,545,546

			37,894,946

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

South Africa - 2.63%
Republic of South Africa
6.500%, 06/02/2014		$28,000	$31,220
13.500%, 09/15/2015	ZAR	13,550,000	2,366,316
8.500%, 06/23/2017		45,000	54,000
8.000%, 12/21/2018	ZAR	29,930,000	4,168,986
6.875%, 05/27/2019		975,000	1,123,687
7.250%, 01/15/2020	ZAR	8,560,000	1,124,614
5.500%, 03/09/2020		798,000	839,895
6.750%, 03/31/2021	ZAR	12,570,000	1,567,887
5.875%, 05/30/2022		2,034,000	2,166,210

			13,442,815

Turkey - 2.61%
Republic of Turkey
7.000%, 09/26/2016		159,000	177,683
7.000%, 03/11/2019		135,000	150,356
7.500%, 11/07/2019		6,837,000	7,836,911
7.000%, 06/05/2020		372,000	412,920
7.375%, 02/05/2025		1,820,000	2,049,775
6.875%, 03/17/2036		1,305,000	1,340,887
7.250%, 03/05/2038		1,285,000	1,379,769

			13,348,301

Ukraine - 1.88%
Ukraine Government
6.385%, 06/26/2012(4)		5,205,000	5,362,451
7.650%, 06/11/2013(4)		2,386,000	2,502,317
6.875%, 09/23/2015(5)		1,723,000	1,753,153

			9,617,921

Uruguay - 1.82%
Republic of Uruguay
9.250%, 05/17/2017		650,000	832,000
8.000%, 11/18/2022		845,497	1,046,303
6.875%, 09/28/2025		1,313,650	1,500,845
7.875%, 01/15/2033(7)		1,710,800	2,057,237
7.625%, 03/21/2036		3,280,000	3,870,400

			9,306,785

Venezuela - 5.13%
Republic of Venezuela
8.500%, 10/08/2014		3,013,000	2,662,739
5.750%, 02/26/2016(4)		4,168,000	2,980,120
13.625%, 08/15/2018		10,000	9,650
13.625%, 08/15/2018(4)		1,669,000	1,610,585
7.000%, 12/01/2018(4)		120,000	80,700
7.750%, 10/13/2019(4)		4,611,000	3,064,009
12.750%, 08/23/2022(4)		12,542,000	10,582,313
9.000%, 05/07/2023(4)		4,514,300	3,013,295
8.250%, 10/13/2024(4)		3,505,000	2,202,016
9.250%, 05/07/2028(4)		120,000	79,200

			26,284,627

TOTAL SOVEREIGN DEBT OBLIGATIONS			339,286,958

(Amortized Cost $334,758,230)

Interest Rate/Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)

BANK LOANS - 0.83%(8)
Argentina - 0.20%
Capex SA
10.558%, 09/26/2014(2)(5)	$1,017,380	$1,018,906

Indonesia - 0.63%
PT Bumi Resources
10.000%, 03/15/2011	1,824,129	1,824,129
11.250%, 08/07/2013	1,337,000	1,403,851

		3,227,980

TOTAL BANK LOANS		4,246,886

(Amortized Cost $4,165,239)

CONVERTIBLE CORPORATE BONDS - 0.12%
Indonesia - 0.12%
BLT International Corp.
12.000%, 02/10/2015	600,000	600,000

TOTAL CONVERTIBLE CORPORATE BONDS		600,000

(Amortized Cost $600,000)

CORPORATE BONDS - 22.56%
Argentina - 0.41%
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022(5)	598,000	630,890
Inversiones y Representaciones SA
11.500%, 07/20/2020(5)	636,000	731,387
Tarjeta Naranja SA
9.000%, 01/28/2017(5)	740,000	739,630

		2,101,907

Barbados - 0.16%
Columbus International, Inc.
11.500%, 11/20/2014(4)	695,000	799,250

Interest Rate/Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)

Brazil - 2.13%
Banco Cruzeiro do Sul SA
8.875%, 09/22/2020(4)	$600,000	$582,000
8.875%, 09/22/2020(5)	984,000	954,480
BM&FBovespa SA
5.500%, 07/16/2020(5)	842,000	848,717
BR Malls International Finance Ltd.
8.500%, 01/21/2049(5)	482,000	486,820
BR Properties SA
9.000%, 10/07/2015(5)	579,000	567,420
Cia de Saneamento Basico do Estado de Sao Paulo
6.250%, 12/16/2020(5)	580,000	584,350
CSN Resources SA
6.500%, 07/21/2020(5)	611,000	649,188
General Shopping Finance Ltd.
10.000%, 11/09/2015(5)	732,000	729,489
10.000%, 11/09/2049(4)	300,000	302,250
Gerdau Trade, Inc.
5.750%, 01/30/2021(5)	424,000	426,120
5.750%, 01/30/2021(4)	500,000	502,500
Minerva Overseas II Ltd.
10.875%, 11/15/2019(4)	238,000	260,015
10.875%, 11/15/2019(5)	633,000	691,553
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 06/30/2021(4)	150,000	157,688
6.350%, 06/30/2021(5)	1,265,000	1,329,831
Petrobras International Finance Co.
5.375%, 01/27/2021	1,270,000	1,280,824
Telemar Norte Leste SA
5.500%, 10/23/2020(5)	595,000	576,555

		10,929,800

Chile - 0.68%
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021(5)	454,000	437,915
Codelco, Inc.
7.500%, 01/15/2019(4)	450,000	548,107
6.150%, 10/24/2036(4)	2,270,000	2,516,508

		3,502,530

Interest Rate/Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)

China - 1.41%
Central China Real Estate Ltd.
12.250%, 10/20/2015(5)	$412,000	$435,690
China Oriental Group Co. Ltd.
8.000%, 08/18/2015(5)	1,121,000	1,165,840
Country Garden Holdings Co.
11.125%, 02/23/2018(5)	1,500,000	1,504,500
Evergrande Real Estate Group Ltd.
13.000%, 01/27/2015(5)	106,000	108,915
13.000%, 01/27/2015(4)	307,000	315,443
Hidili Industry International Development Ltd.
8.625%, 11/04/2015(4)	475,000	473,565
Kaisa Group Holdings Ltd.
13.500%, 04/28/2015(4)	729,000	739,935
Sinochem Overseas Capital Co. Ltd.
4.500%, 11/12/2020(5)	1,150,000	1,105,886
Sino-Forest Corp.
6.250%, 10/21/2017(5)	420,000	414,750
Texhong Textile Group Ltd.
7.625%, 01/19/2016(5)	343,000	345,572
West China Cement Ltd.
7.500%, 01/25/2016(5)	338,000	339,690
Yanlord Land Group Ltd.
9.500%, 05/04/2017(4)	249,000	254,602

		7,204,388

Dominican Republic - 0.27%
Cap Cana SA
10.000%, 04/30/2016(2)(4)	1,103,320	777,841
10.000%, 04/30/2016(2)(4)	1,218,479	627,516

		1,405,357

Egypt - 0.24%
Orascom Telecom Finance SCA
7.875%, 02/08/2014(4)	1,277,000	1,238,690

India - 0.34%
Axis Bank Ltd.
4.750%, 05/02/2016(4)	300,000	296,162
4.750%, 05/02/2016(5)	610,000	602,195
ICICI Bank Ltd.
5.750%, 11/16/2020(5)	842,000	816,356

		1,714,713

Indonesia - 0.42%
Bakrie Telecom Pte Ltd.
11.500%, 05/07/2015(4)	987,000	1,074,596
BLT Finance BV
7.500%, 05/15/2014(4)	544,000	457,371
Bumi Investment Pte Ltd.
10.750%, 10/06/2017(5)	325,000	359,125
Indosat Palapa Co. BV
7.375%, 07/29/2020(5)	241,000	265,702

		2,156,794

Interest Rate/Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)

Jamaica - 0.27%
Digicel Group Ltd.
9.125%, 01/15/2015(5)	$308,000	$322,322
8.250%, 09/01/2017(4)	850,000	892,500
10.500%, 04/15/2018(4)	150,000	171,750

		1,386,572

Kazakhstan - 1.89%
BTA Bank JSC
10.750%, 07/01/2018(5)(6)	1,159,562	1,234,933
10.750%, 07/01/2018(4)(6)	1,749,425	1,863,138
0.000%, 07/01/2020(3)(5)	2,515,532	220,109
KazMunayGas National Co.
7.000%, 05/05/2020(5)	739,000	794,425
7.000%, 05/05/2020(4)	3,125,000	3,359,375
6.375%, 04/09/2021(5)	1,071,000	1,098,445
Zhaikmunai Finance BV
10.500%, 10/19/2015(5)	1,037,000	1,109,590

		9,680,015

Malaysia - 3.01%
Penerbangan Malaysia BHD
5.625%, 03/15/2016(4)	1,195,000	1,327,518
Petroliam Nasional BHD
7.750%, 08/15/2015(5)	335,000	403,360
7.625%, 10/15/2026(4)	840,000	1,090,641
Petronas Capital Ltd.
5.250%, 08/12/2019(5)	630,000	673,199
5.250%, 08/12/2019(4)	2,749,000	2,937,495
7.875%, 05/22/2022(4)	5,100,000	6,603,654
Petronas Global Sukuk Ltd.
4.250%, 08/12/2014(5)	2,240,000	2,351,618

		15,387,485

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

Mexico - 2.43%
Alestra SA
11.750%, 08/11/2014		$487,000	$568,572
Axtel SAB de CV
7.625%, 02/01/2017(5)		17,000	16,193
9.000%, 09/22/2019(4)		565,000	546,637
Cemex Espana Luxembourg
8.875%, 05/12/2017(4)	EUR	54,000	73,773
9.250%, 05/12/2020(4)		237,000	245,295
Cemex Finance Europe BV
4.750%, 03/05/2014	EUR	1,159,000	1,507,407
Cemex SAB de CV
9.000%, 01/11/2018(5)		847,000	880,880
Corp. GEO SAB de CV
9.250%, 06/30/2020(5)		300,000	339,750
Desarrolla Homex SAB de CV
7.500%, 09/28/2015		215,000	222,525
Hipotecaria Su Casita SA de CV
8.500%, 10/04/2016(4)		67,000	30,485
8.500%, 10/04/2016(5)		195,000	88,725
Pemex Finance Ltd.
9.150%, 11/15/2018		1,250,000	1,473,579
Pemex Project Funding Master Trust
5.500%, 02/24/2025(4)	EUR	2,275,000	3,041,454
6.625%, 06/15/2035		3,034,000	3,045,377
Urbi Desarrollos Urbanos SAB de CV
9.500%, 01/21/2020(4)		308,000	354,200

			12,434,852

Peru - 0.29%
Banco de Credito del Peru
5.375%, 09/16/2020(5)		761,000	734,365
Continental Senior Trustees Cayman Ltd.
5.500%, 11/18/2020(5)		766,000	738,508

			1,472,873

Qatar - 0.80%
Qtel International Finance Ltd.
7.875%, 06/10/2019(4)		429,000	497,640
4.750%, 02/16/2021(5)		567,000	526,743
5.000%, 10/19/2025(5)		1,738,000	1,527,702
5.000%, 10/19/2025(4)		1,782,000	1,566,378

			4,118,463

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

Russia - 1.16%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.875%, 09/25/2017(5)		$658,000	$681,030
ALROSA Finance SA
7.750%, 11/03/2020(4)		300,000	318,750
7.750%, 11/03/2020(5)		578,000	614,125
MTS International Funding Ltd.
8.625%, 06/22/2020(5)		473,000	529,760
Novatek Finance Ltd.
6.604%, 02/03/2021(5)		1,272,000	1,316,520
Severstal OAO Via Steel Capital SA
6.700%, 10/25/2017(5)		613,000	617,597
6.700%, 10/25/2017(4)		650,000	654,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748%, 02/02/2021(5)		1,167,000	1,203,469

			5,936,126

Singapore - 0.18%
STATS ChipPAC Ltd.
7.500%, 08/12/2015(5)		389,000	425,469
5.375%, 03/31/2016(5)		510,000	511,912

			937,381

South Africa - 0.23%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/2020(4)		544,000	521,560
Myriad International Holding BV
6.375%, 07/28/2017(5)		650,000	677,625

			1,199,185

South Korea - 0.55%
Export-Import Bank of Korea
8.125%, 01/21/2014		2,447,000	2,803,149

Tunisia - 0.67%
Banque Centrale de Tunisie SA
7.375%, 04/25/2012		1,766,000	1,852,093
6.250%, 02/20/2013	EUR	1,109,000	1,578,197

			3,430,290

Turkey - 0.46%
Akbank TAS
5.125%, 07/22/2015(5)		417,000	417,000
Yuksel Insaat AS
9.500%, 11/10/2015(4)		2,000,000	1,930,000

			2,347,000

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

Ukraine - 0.79%
Avangardco Investments Public Ltd.
10.000%, 10/29/2015		$546,000	$537,810
DTEK Finance BV
9.500%, 04/28/2015(4)		510,000	539,325
Metinvest BV
8.750%, 02/14/2018(5)		2,500,000	2,562,500
MHP SA
10.250%, 04/29/2015(4)		385,000	411,950

			4,051,585

United Arab Emirates - 0.61%
DP World Ltd.
6.850%, 07/02/2037(4)		1,230,000	1,076,250
Dubai Holding Commercial Operations MTN Ltd.
4.750%, 01/30/2014	EUR	150,000	171,287
6.000%, 02/01/2017	GBP	350,000	429,577
Dubai Sukuk Centre Ltd.
0.677%, 06/13/2012(3)		1,711,000	1,432,963

			3,110,077

Venezuela - 3.16%
Petroleos de Venezuela SA
4.900%, 10/28/2014		21,269,039	14,383,188
5.000%, 10/28/2015		2,669,366	1,641,660
5.375%, 04/12/2027		346,100	159,206

			16,184,054

TOTAL CORPORATE BONDS			115,532,536

(Amortized Cost $114,112,674)

CREDIT LINKED NOTES - 6.80%
Argentina - 0.99%
Cablevision SA
9.375%, 02/12/2018(2)(9)		3,459,000	3,502,237
Endesa Costanera SA
11.304%, 03/30/2012(2)(3)(10)		456,000	456,000
Hidroelec el Chocon SA
8.061%, 03/01/2015(2)(11)		1,100,000	1,100,000

			5,058,237

Brazil - 2.38%
Nota Do Tesouro Nacional
10.000%, 01/01/2017(2)(8)(12)	BRL	600,000	325,814
10.000%, 01/01/2017(2)(8)(13)	BRL	2,000,000	1,085,587
10.000%, 01/01/2021(2)(14)	BRL	3,000,000	1,566,354
10.000%, 01/01/2021(2)(8)(15)	BRL	4,000,000	2,115,158
10.000%, 01/01/2021(2)(8)(13)	BRL	4,000,000	2,088,472
10.000%, 01/01/2021(2)(8)(14)	BRL	9,600,000	5,012,334

			12,193,719

Interest Rate/Maturity Date	Currency	Principal Amount*/Shares	Market Value (Expressed in U.S. $)

Colombia - 0.64%
Colombia CGM
11.000%, 07/24/2020(2)(14)	COP	$3,500,000,000	$2,141,846
10.000%, 07/24/2024(2)(14)	COP	1,952,000,000	1,110,398

			3,252,244

Indonesia - 1.46%
Republic of Indonesia
11.500%, 09/18/2019(2)(8)(15)	IDR	3,900,000,000	515,270
11.000%, 11/16/2020(2)(8)(12)	IDR	4,600,000,000	601,653
12.800%, 06/15/2021(2)(15)	IDR	7,000,000,000	1,005,226
12.800%, 06/15/2021(2)(8)(10)	IDR	17,000,000,000	2,432,976
11.000%, 09/15/2025(2)(8)(13)	IDR	11,756,000,000	1,468,850
10.000%, 02/15/2028(2)(8)(15)	IDR	13,000,000,000	1,472,935

			7,496,910

Iraq - 1.01%
Republic of Iraq
2.286%, 01/01/2028(2)(3)(16)	JPY	600,000,000	5,170,833

Russia - 0.32%
Russian Federation
6.850%, 08/01/2012(2)(8)(13)	RUB	46,600,000	1,639,469

TOTAL CREDIT LINKED NOTES			34,811,412

(Cost $35,165,055)

PARTICIPATION NOTES - 0.50%
Ukraine - 0.50%
Ukreximbank Biz Finance PLC
8.375%, 04/27/2015(2)(4)		2,478,000	2,577,120

TOTAL PARTICIPATION NOTES			2,577,120

(Amortized Cost $2,565,173)

WARRANTS - 0.00%(17)
Mexico - 0.00%(17)
United Mexican States
expires 4/8/2011, Bid Price $7.00		31,500	2,205
expires 5/4/2011, Bid Price $10.00		31,500	3,150

			5,355

TOTAL WARRANTS			5,355

(Cost $16,695)

SHORT TERM INVESTMENTS - 2.22%
Money Market Mutual Funds - 2.22%
Dreyfus Cash Advantage Plus Fund
(0.052% 7-Day Yield)		11,354,737	11,354,737

TOTAL SHORT TERM INVESTMENTS			11,354,737

(Cost $11,354,737)

Total Investments - 99.30%			$508,415,004
(Cost $502,737,803)

Market Value (Expressed in U.S.$)

Other Assets In Excess of Liabilities - 0.70%	3,600,808

Net Assets - 100.00%	$512,015,812

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

ARS	Argentine Peso
BRL	Brazilian Real
CNY	Chinese Yen
COP	Colombian Peso
EUR	Euro Currency
GBP	Great Britain Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
ZAR	South African Rand

(1)	Security is currently in default/non-income producing.
(2)

This security has been valued at its fair value determined in good faith pursuant to procedures approved by the Board of Trustees. Total market value of fair valued securities amounts to $43,685,226, which represents approximately 8.53% of net assets as of February 28, 2011.

(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.
(4)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of February 28, 2011, the aggregate market value of those securities was $160,069,127, representing 31.26% of net assets.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $52,118,021, which represents approximately 10.18% of net assets as of February 28, 2011.

(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 28, 2011.
(7)	Pay-in-kind securities.
(8)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2011. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(9)	The underlying security is issued by Deutsche Bank AG London.
(10)	The underlying security is issued by Credit Suisse First Boston.
(11)	The underlying security is issued by Bank Itau.
(12)	The underlying security is issued by HSBC Bank.
(13)	The underlying security is issued by JP Morgan Chase.
(14)	The underlying security is issued by Citigroup Global Markets.
(15)	The underlying security is issued by Barclays Bank PLC.
(16)	The underlying security is issued by Merril Lynch.
(17)	Amount represents less than 0.005% of net assets.

Common Abbreviations:

AS - Anonim Sirket is the Turkish term for Incorporation.

BHD - Berhad is the Malaysian term for public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

JSC - Joint Stock Company.

Ltd. - Limited.

MTN - Medium Term Note.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

PT - Perseroan Terbatas an Indonesian limited liability company.

Pte - private.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV - A variable capital company.

SAB de CV - A variable capital company.

SCA - Soceite en Commandite par actions is the French equivalent of a limited partnership.

TAS - TüRk Anonim Sirketi.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value On Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
CNY	8,000,000 (CNY)	Purchase	05/20/2011	$1,191,842	$1,219,698	$27,856
CNY	14,149,000 (CNY)	Purchase	08/09/2011	2,117,955	2,160,746	42,791
CNY	4,000,000 (CNY)	Purchase	08/09/2011	598,354	610,855	12,501
CNY	10,000,000 (CNY)	Sale	08/09/2011	1,538,461	1,527,137	11,324
CNY	18,149,000 (CNY)	Sale	08/09/2011	2,792,583	2,771,601	20,982

						$115,454

CNY	8,000,000 (CNY)	Sale	05/20/2011	$1,192,250	$1,219,698	$(27,448)
CNY	18,149,000 (CNY)	Purchase	11/14/2011	2,809,878	2,777,545	(32,333)
CNY	4,519,900 (CNY)	Purchase	11/14/2011	700,000	691,731	(8,269)
CNY	10,000,000 (CNY)	Purchase	11/14/2011	1,547,988	1,530,412	(17,576)
CNY	10,000,000 (CNY)	Purchase	08/09/2011	1,540,832	1,527,137	(13,695)
EUR	1,316,000 (EUR)	Sale	03/25/2011	1,811,461	1,815,398	(3,937)
EUR	8,791,000 (EUR)	Sale	03/25/2011	12,100,724	12,127,023	(26,299)
GBP	271,000 (GBP)	Sale	03/25/2011	440,046	440,455	(409)
JPY	426,770,000 (JPY)	Sale	03/25/2011	5,169,837	5,217,782	(47,945)

						$(177,911)

Statement of Investments
February 28, 2011 (Unaudited)	High Yield Bond Fund

Interest Rate/Maturity Date	Principal Amount*	Market Value

CORPORATE BONDS - 91.04%
Aerospace/Defense - 1.53%
CPI International Acquisition, Inc.
8.000%, 02/15/2018(1)	$2,225,000	$2,247,250
TransDigm, Inc.
7.750%, 12/15/2018(1)	2,900,000	3,139,250
Triumph Group, Inc.
8.625%, 07/15/2018	1,575,000	1,744,312

		7,130,812

Automotive - 1.36%
Allison Transmission, Inc.
11.250%, 11/01/2015(1)(2)	425,000	465,375
American Tire Distributors, Inc.
9.750%, 06/01/2017(1)	950,000	1,054,500
Dana Holding Corp.
6.750%, 02/15/2021	300,000	305,250
Ford Motor Co.
7.450%, 07/16/2031	910,000	995,037
8.900%, 01/15/2032	25,000	29,523
Pinafore LLC
9.000%, 10/01/2018(1)	1,975,000	2,207,062
TRW Automotive, Inc.
8.875%, 12/01/2017(1)	550,000	624,938
Uncle Acquisition 2010 Corp.
8.625%, 02/15/2019(1)	575,000	615,250

		6,296,935

Banking - 0.86%
E*Trade Financial Corp.
12.500%, 11/30/2017(2)	1,670,000	1,987,300
Provident Funding Associates LP
10.250%, 04/15/2017(1)	1,025,000	1,137,750
10.125%, 02/15/2019(1)	850,000	879,750

		4,004,800

Building Products - 1.07%
American Standard Americas
10.750%, 01/15/2016(1)	715,000	763,263
Associated Materials LLC
9.125%, 11/01/2017(1)	250,000	270,938
Interface, Inc.
7.625%, 12/01/2018(1)	1,225,000	1,307,687
Interline Brands, Inc.
7.000%, 11/15/2018	550,000	573,375
Norcraft Cos. LP
10.500%, 12/15/2015	1,125,000	1,209,375
Norcraft Holdings LP
9.750%, 09/01/2012	812,000	823,165

		4,947,803

Chemicals - 2.94%
Ineos Group Holdings PLC
8.500%, 02/15/2016(1)	2,165,000	2,197,475

Interest Rate/Maturity Date	Principal Amount*	Market Value

Koppers, Inc.
7.875%, 12/01/2019	$1,875,000	$2,043,750
Lyondell Chemical Co.
8.375%, 08/15/2015(1)(3)(4)	945,000	0
MacDermid, Inc.
9.500%, 04/15/2017(1)	1,875,000	2,006,250
Momentive Performance Materials, Inc.
9.000%, 01/15/2021(1)	2,120,000	2,260,450
Nalco Co.
8.250%, 05/15/2017	950,000	1,043,813
NewMarket Corp.
7.125%, 12/15/2016	1,405,000	1,471,738
Nova Chemicals Corp.
8.375%, 11/01/2016	2,375,000	2,618,437

		13,641,913

Construction Machinery - 1.20%
Case New Holland, Inc.
7.875%, 12/01/2017(1)	950,000	1,066,375
The Manitowoc Co., Inc.
9.500%, 02/15/2018	1,975,000	2,216,938
8.500%, 11/01/2020	100,000	109,250
United Rentals North America, Inc.
8.375%, 09/15/2020	2,050,000	2,180,687

		5,573,250

Consumer Products - 1.06%
Armored Autogroup, Inc.
9.250%, 11/01/2018(1)	1,025,000	1,068,563
Elizabeth Arden, Inc.
7.375%, 03/15/2021(1)	850,000	896,750
Libbey Glass, Inc.
10.000%, 02/15/2015	1,125,000	1,234,687
NBTY, Inc.
9.000%, 10/01/2018(1)	800,000	872,000
Visant Corp.
10.000%, 10/01/2017	800,000	870,000

		4,942,000

Containers/Packaging - 2.27%
Ardagh Packaging Finance PLC
9.125%, 10/15/2020(1)	2,050,000	2,260,125
BWAY Holding Co.
10.000%, 06/15/2018(1)	975,000	1,087,125
Graham Packaging Co. LP
8.250%, 10/01/2018	975,000	1,055,438
Greif, Inc.
7.750%, 08/01/2019	150,000	166,125
Owens-Illinois, Inc.
7.800%, 05/15/2018	325,000	355,875
Radnor Holdings Corp.
11.000%, 03/15/2010(3)(4)	25,000	2
Reynolds Group Issuer, Inc.
7.750%, 10/15/2016(1)	1,850,000	1,979,500
9.000%, 04/15/2019(1)	1,900,000	1,990,250
8.250%, 02/15/2021(1)	650,000	654,875

Interest Rate/Maturity Date	Principal Amount*	Market Value

Reynolds Group, Inc.
8.500%, 05/15/2018(1)	$975,000	$1,014,000

		10,563,315

Drillers/Services - 3.78%
Basic Energy Services, Inc.
7.125%, 04/15/2016	1,025,000	1,040,375
Bristow Group, Inc.
7.500%, 09/15/2017	1,205,000	1,274,288
CHC Helicopter SA
9.250%, 10/15/2020(1)	2,175,000	2,294,625
Complete Production Services, Inc.
8.000%, 12/15/2016	1,975,000	2,098,437
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	2,225,000	2,297,312
Exterran Holdings, Inc.
7.250%, 12/01/2018(1)	1,125,000	1,155,937
Hercules Offshore LLC
10.500%, 10/15/2017(1)	2,330,000	2,324,175
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	1,875,000	1,933,594
Offshore Group Investments Ltd.
11.500%, 08/01/2015(1)	515,000	579,375
Parker Drilling Co.
9.125%, 04/01/2018	200,000	216,000
PHI, Inc.
8.625%, 10/15/2018	800,000	842,000
Stallion Oilfield Holdings Ltd.
10.500%, 02/15/2015	281,000	306,290
Trinidad Drilling Ltd.
7.875%, 01/15/2019(1)	1,150,000	1,208,938

		17,571,346

Electric - 5.97%
The AES Corp.
7.750%, 10/15/2015	850,000	928,625
9.750%, 04/15/2016	925,000	1,079,938
8.000%, 10/15/2017	2,225,000	2,425,250
Calpine Corp.
7.875%, 07/31/2020(1)	2,250,000	2,390,625
7.500%, 02/15/2021(1)	1,925,000	1,977,937
Dynegy Holdings, Inc.
8.375%, 05/01/2016	3,070,000	2,479,025
7.125%, 05/15/2018	500,000	357,500
7.750%, 06/01/2019	460,000	334,650
7.625%, 10/15/2026	25,000	16,750
Edison Mission Energy
7.750%, 06/15/2016	1,825,000	1,642,500
7.000%, 05/15/2017	150,000	122,625
7.200%, 05/15/2019	1,540,000	1,232,000
7.625%, 05/15/2027	1,135,000	834,225
Genon Energy, Inc.
9.500%, 10/15/2018(1)	1,650,000	1,736,625
9.875%, 10/15/2020(1)	1,875,000	1,982,813
NRG Energy, Inc.
7.375%, 02/01/2016	1,990,000	2,064,625
8.500%, 06/15/2019	3,075,000	3,290,250
8.250%, 09/01/2020(1)	1,175,000	1,242,562

Interest Rate/Maturity Date	Principal Amount*	Market Value

Texas Competitive Electric Holdings Co. LLC
Series A, 10.250%, 11/01/2015	$2,825,000	$1,603,188

		27,741,713

Environmental Services - 0.38%
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	43,895
Clean Harbors, Inc.
7.625%, 08/15/2016	1,591,000	1,698,392

		1,742,287

Exploration & Production - 4.84%
Atlas Pipeline Partners LP
8.125%, 12/15/2015	1,850,000	1,940,188
8.750%, 06/15/2018	225,000	241,875
Concho Resources, Inc.
7.000%, 01/15/2021	1,450,000	1,522,500
Connacher Oil and Gas Ltd.
10.250%, 12/15/2015(1)	285,000	302,813
Denbury Resources, Inc.
8.250%, 02/15/2020	1,346,000	1,504,155
Encore Acquisition Co.
9.500%, 05/01/2016	1,000,000	1,135,000
Linn Energy LLC
7.750%, 02/01/2021(1)	3,225,000	3,442,687
Newfield Exploration Co.
7.125%, 05/15/2018	875,000	938,437
6.875%, 02/01/2020	365,000	389,638
NFR Energy LLC
9.750%, 02/15/2017(1)	225,000	228,375
9.750%, 02/15/2017(1)	1,075,000	1,091,125
Penn Virginia Corp.
10.375%, 06/15/2016	1,450,000	1,634,875
Plains Exploration & Production Co.
7.625%, 06/01/2018	800,000	859,000
7.625%, 04/01/2020	1,050,000	1,147,125
Quicksilver Resources, Inc.
8.250%, 08/01/2015	200,000	207,500
11.750%, 01/01/2016	700,000	820,750
SandRidge Energy, Inc.
8.625%, 04/01/2015(2)	2,650,000	2,769,250
8.000%, 06/01/2018(1)	575,000	605,187
8.750%, 01/15/2020	1,000,000	1,085,000
Venoco, Inc.
8.875%, 02/15/2019(1)	600,000	609,750

		22,475,230

Financial Other - 0.25%
International Lease Finance Corp.
8.250%, 12/15/2020	1,025,000	1,141,594

Food & Beverage - 3.73%
Blue Merger Sub, Inc.
7.625%, 02/15/2019(1)	2,225,000	2,258,375
Cott Beverages, Inc.
8.375%, 11/15/2017	900,000	974,250
Dean Foods Co.
7.000%, 06/01/2016	2,225,000	2,124,875

Interest Rate/Maturity Date	Principal Amount*	Market Value

9.750%, 12/15/2018(1)	$2,425,000	$2,528,062
Del Monte Corp.
6.750%, 02/15/2015	100,000	102,000
7.500%, 10/15/2019	1,225,000	1,494,500
Dole Food Co., Inc.
8.750%, 07/15/2013	1,125,000	1,223,437
13.875%, 03/15/2014	691,000	849,066
Michael Foods, Inc.
9.750%, 07/15/2018(1)	725,000	797,500
Pilgrim’s Pride Corp.
7.875%, 12/15/2018(1)	1,000,000	987,500
Pinnacle Foods Finance LLC
9.250%, 04/01/2015	1,825,000	1,911,688
10.625%, 04/01/2017	400,000	431,000
8.250%, 09/01/2017	1,550,000	1,617,813
Smithfield Foods, Inc.
10.000%, 07/15/2014	42,000	49,770

		17,349,836

Gaming - 3.79%
American Casino & Entertainment Properties LLC
11.000%, 06/15/2014	815,000	870,013
Boyd Gaming Corp.
9.125%, 12/01/2018(1)	1,625,000	1,714,375
Caesars Entertainment Operating Co., Inc.
12.750%, 04/15/2018(1)	1,165,000	1,231,988
Harrah’s Operating Co., Inc.
5.375%, 12/15/2013	1,100,000	1,028,500
Isle of Capri Casinos, Inc.
7.000%, 03/01/2014	2,150,000	2,141,938
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	205,000	209,100
MGM Resorts International
5.875%, 02/27/2014	2,025,000	1,949,062
6.875%, 04/01/2016	1,140,000	1,071,600
10.000%, 11/01/2016(1)	1,025,000	1,091,625
11.125%, 11/15/2017	800,000	926,000
9.000%, 03/15/2020(1)	875,000	960,312
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	2,605,000	2,657,100
8.625%, 08/01/2017	775,000	854,437
Wynn Las Vegas LLC
7.875%, 11/01/2017	825,000	884,812

		17,590,862

Gas Distributors - 1.14%
Inergy LP
8.750%, 03/01/2015	556,000	603,260
6.875%, 08/01/2021(1)	2,150,000	2,201,063
Niska Gas Storage Partners LLC
8.875%, 03/15/2018(1)	1,900,000	2,080,500
Regency Energy Partners LP
6.875%, 12/01/2018	400,000	422,000

		5,306,823

Gas Pipelines - 3.07%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	71,127

Interest Rate/Maturity Date	Principal Amount*	Market Value

7.000%, 06/01/2025	$10,000	$10,294
Copano Energy LLC
8.125%, 03/01/2016	1,225,000	1,281,656
7.750%, 06/01/2018	675,000	705,375
Crosstex Energy, Inc.
8.875%, 02/15/2018	1,950,000	2,159,625
El Paso Corp.
Series GMTN, 7.375%, 12/15/2012	65,000	69,536
7.250%, 06/01/2018	1,500,000	1,704,122
Series GMTN, 7.800%, 08/01/2031	2,025,000	2,152,636
Series GMTN, 7.750%, 01/15/2032	150,000	159,569
MarkWest Energy Partners LP
Series B, 8.750%, 04/15/2018	850,000	935,000
6.750%, 11/01/2020	475,000	489,250
6.500%, 08/15/2021	650,000	650,000
Sabine Pass LNG LP
7.250%, 11/30/2013	2,175,000	2,218,500
Targa Resources Partners LP
7.875%, 10/15/2018(1)	775,000	821,500
6.875%, 02/01/2021(1)	850,000	843,625

		14,271,815

Healthcare - 8.52%
Alere, Inc.
7.875%, 02/01/2016	1,350,000	1,409,063
9.000%, 05/15/2016	1,625,000	1,742,813
American Renal Holdings, Inc.
8.375%, 05/15/2018	1,875,000	1,971,094
Community Health Systems, Inc.
8.875%, 07/15/2015	3,600,000	3,825,000
ConvaTec Healthcare E SA
10.500%, 12/15/2018(1)	2,100,000	2,252,250
DaVita, Inc.
6.625%, 11/01/2020	2,225,000	2,266,719
HCA Holdings, Inc.
7.750%, 05/15/2021(1)	275,000	290,812
HCA, Inc.
6.375%, 01/15/2015	1,100,000	1,141,250
9.250%, 11/15/2016	2,200,000	2,387,000
9.625%, 11/15/2016(2)	2,013,000	2,189,137
HealthSouth Corp.
8.125%, 02/15/2020	3,425,000	3,733,250
IASIS Healthcare LLC
8.750%, 06/15/2014	1,800,000	1,856,250
Multiplan, Inc.
9.875%, 09/01/2018(1)	850,000	919,063
Radiation Therapy Services, Inc.
9.875%, 04/15/2017	2,275,000	2,354,625
Surgical Care Affiliates, Inc.
8.875%, 07/15/2015(1)(2)	984,000	1,008,600
10.000%, 07/15/2017(1)	1,275,000	1,329,187
Tenet Healthcare Corp.
8.000%, 08/01/2020	2,000,000	2,070,000
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	132,500
9.250%, 05/01/2017(2)	1,220,000	1,296,250
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	4,525,000	4,672,062

Interest Rate/Maturity Date	Principal Amount*	Market Value

Vanguard Health Systems, Inc.
10.895%, 02/01/2016(1)(5)	$1,150,000	$747,500

		39,594,425

Industrial Other - 1.10%
Aquilex Holdings LLC
11.125%, 12/15/2016	590,000	623,925
RBS Global, Inc.
8.500%, 05/01/2018	3,550,000	3,882,812
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	600,000	612,000

		5,118,737

Leisure - 1.85%
AMC Entertainment, Inc.
8.000%, 03/01/2014	550,000	561,000
9.750%, 12/01/2020(1)	3,500,000	3,771,250
Cinemark USA, Inc.
8.625%, 06/15/2019	1,775,000	1,943,625
Regal Cinemas Corp.
8.625%, 07/15/2019	1,700,000	1,831,750
Regal Entertainment Group
9.125%, 08/15/2018	475,000	510,625

		8,618,250

Media Cable - 4.41%
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	1,710,000	1,748,475
Cablevision Systems Corp.
8.625%, 09/15/2017	925,000	1,040,625
7.750%, 04/15/2018	525,000	564,375
8.000%, 04/15/2020	750,000	821,250
CCO Holdings LLC
7.000%, 01/15/2019	425,000	434,563
Cequel Communications Holdings I, LLC
8.625%, 11/15/2017(1)	1,175,000	1,248,437
CSC Holdings LLC
8.500%, 06/15/2015	1,700,000	1,870,000
7.625%, 07/15/2018	325,000	359,125
8.625%, 02/15/2019	475,000	549,812
DISH DBS Corp.
7.750%, 05/31/2015	1,100,000	1,207,250
7.125%, 02/01/2016	960,000	1,029,600
7.875%, 09/01/2019	1,700,000	1,850,875
Insight Communications Co., Inc.
9.375%, 07/15/2018(1)	575,000	636,813
Mediacom LLC
9.125%, 08/15/2019	500,000	533,750
Ono Finance II PLC
10.875%, 07/15/2019(1)	675,000	729,000
Unitymedia Hesson GmbH & Co.
8.125%, 12/01/2017(1)	125,000	134,688
UPC Holding BV
9.875%, 04/15/2018(1)	1,900,000	2,118,500
Virgin Media Finance PLC
9.125%, 08/15/2016	1,875,000	2,010,937
Series 1, 9.500%, 08/15/2016	1,100,000	1,274,625

Interest Rate/Maturity Date	Principal Amount*	Market Value

8.375%, 10/15/2019	$275,000	$313,156

		20,475,856

Media Other - 2.82%
Bonten Media Acquisition Co.
9.000%, 06/01/2015(1)(2)	514,131	316,191
Citadel Broadcasting Corp.
7.750%, 12/15/2018(1)	400,000	431,000
Fox Acquisition Sub LLC
13.375%, 07/15/2016(1)	1,665,000	1,862,719
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008(3)(4)	4,000	0
Lamar Media Corp.
6.625%, 08/15/2015	710,000	731,300
Series B, 6.625%, 08/15/2015	1,680,000	1,726,200
Series C, 6.625%, 08/15/2015	200,000	205,500
Radio One, Inc.
12.500%, 05/11/2016(1)(2)	2,389,079	2,502,560
Sinclair Television Group, Inc.
9.250%, 11/01/2017(1)	800,000	908,000
8.375%, 10/15/2018(1)	1,325,000	1,407,812
Univision Communications, Inc.
7.875%, 11/01/2010(1)	1,900,000	2,047,250
8.500%, 05/15/2021(1)	900,000	942,750

		13,081,282

Metals/Mining/Steel - 2.88%
Atkore International, Inc.
9.875%, 01/01/2018(1)	1,700,000	1,859,375
Cloud Peak Energy Resources LLC
8.250%, 12/15/2017	400,000	437,000
8.500%, 12/15/2019	1,450,000	1,605,875
Consol Energy, Inc.
8.000%, 04/01/2017(1)	1,175,000	1,280,750
8.250%, 04/01/2020(1)	800,000	886,000
Drummond Co., Inc.
9.000%, 10/15/2014(1)	325,000	348,562
7.375%, 02/15/2016	1,475,000	1,534,000
FMG Resources August 2006 Pty Ltd.
7.000%, 11/01/2015(1)	1,115,000	1,162,388
Novelis, Inc.
8.375%, 12/15/2017(1)	1,800,000	1,993,500
Penn Virginia Resource Partners LP
8.250%, 04/15/2018	2,130,000	2,279,100

		13,386,550

Non Captive Finance - 0.28%
Ally Financial, Inc.
6.250%, 12/01/2017(1)	790,000	825,550
PHH Corp.
9.250%, 03/01/2016(1)	450,000	490,500

		1,316,050

Paper/Forest Products - 2.82%
Ainsworth Lumber Co. Ltd.
11.000%, 07/29/2015(1)(2)	1,636,250	1,668,975
Boise Paper Holdings LLC
8.000%, 04/01/2020	2,000,000	2,215,000

Interest Rate/Maturity Date	Principal Amount*	Market Value

Cascades, Inc.
7.750%, 12/15/2017	$1,750,000	$1,839,687
7.875%, 01/15/2020	225,000	235,969
Catalyst Paper Corp.
11.000%, 12/15/2016(1)	895,000	927,444
Graphic Packaging International, Inc.
9.500%, 06/15/2017	2,155,000	2,402,825
Mercer International, Inc.
9.500%, 12/01/2017(1)	1,650,000	1,790,250
Millar Western Forest Products Ltd.
7.750%, 11/15/2013	810,000	799,875
NewPage Corp.
11.375%, 12/31/2014	1,200,000	1,203,000

		13,083,025

Property & Casualty Insurance - 0.25%
CNO Financial Group, Inc.
9.000%, 01/15/2018(1)	1,100,000	1,177,000

Publishing/Printing - 1.64%
Baker & Taylor, Inc.
11.500%, 07/01/2013(1)	1,295,000	1,269,100
Cenveo Corp.
7.875%, 12/01/2013	3,400,000	3,281,000
8.375%, 06/15/2014	650,000	567,125
10.500%, 08/15/2016(1)	350,000	355,250
8.875%, 02/01/2018	500,000	505,000
Dex One Corp.
12.000%, 01/29/2017(2)	15,236	10,589
IDEARC, Inc.
8.000%, 11/15/2016(3)(4)	1,265,000	0
The McClatchy Co.
11.500%, 02/15/2017	1,010,000	1,151,400
Nielsen Finance LLC
7.750%, 10/15/2018(1)	450,000	488,813

		7,628,277

Refining - 0.60%
Petroplus Finance Ltd.
6.750%, 05/01/2014(1)	1,585,000	1,585,000
7.000%, 05/01/2017(1)	925,000	908,812
9.375%, 09/15/2019(1)	300,000	313,500

		2,807,312

REITS - 0.43%
CB Richard Ellis Services, Inc.
11.625%, 06/15/2017	1,675,000	1,982,781

Restaurants - 0.57%
DineEquity, Inc.
9.500%, 10/30/2018(1)	975,000	1,060,313
Dunkin Finance Corp.
9.625%, 12/01/2018(1)	1,500,000	1,526,250
Sbarro, Inc.
10.375%, 02/01/2015	225,000	64,125

		2,650,688

Interest Rate/Maturity Date	Principal Amount*	Market Value

Retail Food/Drug - 0.66%
Albertsons, Inc.
8.000%, 05/01/2031	$550,000	$448,250
American Stores Co.
7.900%, 05/01/2017	550,000	530,750
8.000%, 06/01/2026	1,465,000	1,296,525
Series MTNB, 7.100%, 03/20/2028	600,000	457,500
SUPERVALU, Inc.
7.500%, 11/15/2014	350,000	352,625

		3,085,650

Retail Non Food/Drug - 4.63%
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014	1,380,000	1,423,125
Claire’s Escrow Corp.
8.875%, 03/15/2019(1)	1,150,000	1,160,063
Claire’s Stores, Inc.
9.250%, 06/01/2015	550,000	550,000
9.625%, 06/01/2015(2)	1,243,762	1,268,637
Express LLC
8.750%, 03/01/2018	1,300,000	1,405,625
JC Penney Corp., Inc.
7.400%, 04/01/2037	1,475,000	1,423,375
Limited Brands, Inc.
8.500%, 06/15/2019	1,175,000	1,351,250
7.000%, 05/01/2020	1,075,000	1,144,875
6.950%, 03/01/2033(4)	1,350,000	1,262,250
7.600%, 07/15/2037(4)	400,000	397,000
Macy’s Retail Holdings, Inc.
6.900%, 01/15/2032	25,000	25,063
7.875%, 08/15/2036	525,000	548,625
Michaels Stores, Inc.
7.750%, 11/01/2018(1)	725,000	752,187
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(2)	1,652,116	1,738,852
10.375%, 10/15/2015	1,200,000	1,276,500
Petco Animal Supplies, Inc.
9.250%, 12/01/2018(1)	1,200,000	1,302,000
QVC, Inc.
7.500%, 10/01/2019(1)	1,150,000	1,233,375
Toys R Us Delaware, Inc.
7.375%, 09/01/2016(1)	375,000	397,031
Toys R Us Property Co. I LLC
10.750%, 07/15/2017	2,500,000	2,868,750

		21,528,583

Satellite - 1.02%
Hughes Network Systems LLC
9.500%, 04/15/2014	75,000	78,656
9.500%, 04/15/2014	1,560,000	1,636,050
Intelsat Intermediate Holding Co. SA
9.500%, 02/01/2015	275,000	285,656
Intelsat Jackson Holdings SA
9.500%, 06/15/2016	900,000	956,250
11.250%, 06/15/2016	600,000	645,000
8.500%, 11/01/2019(1)	1,025,000	1,130,063

		4,731,675

Interest Rate/Maturity Date	Principal Amount*	Market Value

Services Other - 4.85%
American Residential Services LLC
12.000%, 04/15/2015(1)	$1,075,000	$1,171,750
ARAMARK Corp.
8.500%, 02/01/2015(4)	3,870,000	4,063,500
Brickman Group Holdings, Inc.
9.125%, 11/01/2018(1)	1,100,000	1,188,000
Education Management LLC
8.750%, 06/01/2014	1,200,000	1,239,000
10.250%, 06/01/2016	215,000	225,750
The Geo Group, Inc.
7.750%, 10/15/2017	2,300,000	2,463,875
GXS Worldwide, Inc.
9.750%, 06/15/2015	2,175,000	2,223,938
Interactive Data Corp.
10.250%, 08/01/2018(1)	1,875,000	2,109,375
Iron Mountain, Inc.
8.750%, 07/15/2018	1,710,000	1,806,187
8.000%, 06/15/2020	375,000	405,000
8.375%, 08/15/2021	325,000	361,156
Old West Corp.
8.625%, 10/01/2018(1)	350,000	372,750
7.875%, 01/15/2019(1)	1,350,000	1,388,813
The ServiceMaster Co.
10.750%, 07/15/2015(1)(2)(4)	1,800,000	1,944,000
7.450%, 08/15/2027(4)	325,000	271,375
Trans Union LLC
11.375%, 06/15/2018(1)	1,100,000	1,284,250

		22,518,719

Technology - 3.58%
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019(1)	1,050,000	1,139,250
CommScope, Inc.
8.250%, 01/15/2019(1)	1,750,000	1,824,375
Fidelity National Information Services, Inc.
7.875%, 07/15/2020	575,000	641,125
First Data Corp.
12.625%, 01/15/2021(1)	875,000	920,937
NXP BV
9.750%, 08/01/2018(1)	2,125,000	2,438,438
Seagate HDD Cayman
7.750%, 12/15/2018(1)	2,075,000	2,137,250
SSI Investments II
11.125%, 06/01/2018	1,700,000	1,923,125
SunGard Data Systems, Inc.
7.375%, 11/15/2018(1)	1,625,000	1,685,937
7.625%, 11/15/2020(1)	375,000	389,063
Xerox Capital Trust I
8.000%, 02/01/2027	3,445,000	3,513,173

		16,612,673

Textile/Apparel - 0.57%
Levi Strauss & Co.
7.625%, 05/15/2020	925,000	962,000
Quiksilver, Inc.
6.875%, 04/15/2015	1,700,000	1,695,750

		2,657,750

Interest Rate/Maturity Date	Principal Amount*	Market Value

Transportation - Non Air/Rail - 0.59%
General Maritime Corp.
12.000%, 11/15/2017	$1,775,000	$1,637,438
Teekay Corp.
8.500%, 01/15/2020	1,025,000	1,108,281

		2,745,719

Wireless - 3.62%
Clearwire Communications LLC
12.000%, 12/01/2017(1)	140,000	151,550
Crown Castle International Corp.
9.000%, 01/15/2015	3,650,000	4,124,500
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	1,450,000	1,538,812
6.625%, 11/15/2020	975,000	951,844
Nextel Communications, Inc.
Series D, 7.375%, 08/01/2015	2,325,000	2,342,438
SBA Telecommunications, Inc.
8.000%, 08/15/2016	525,000	574,875
8.250%, 08/15/2019	700,000	775,250
Sprint Capital Corp.
8.750%, 03/15/2032	3,825,000	3,997,125
Wind Acquisition Finance SA
11.750%, 07/15/2014(1)	975,000	1,123,688
12.250%, 07/15/2017(1)(2)	1,039,917	1,221,902

		16,801,984

Wirelines - 4.11%
Cincinnati Bell, Inc.
8.250%, 10/15/2017	975,000	989,625
8.375%, 10/15/2020	50,000	49,500
Citizens Communications Co.
7.875%, 01/15/2027	125,000	121,250
9.000%, 08/15/2031	3,880,000	4,103,100
Embarq Corp.
7.995%, 06/01/2036	1,575,000	1,795,124
ITC Deltacom, Inc.
10.500%, 04/01/2016	2,025,000	2,232,562
Level 3 Financing, Inc.
9.250%, 11/01/2014	890,000	923,375
4.215%, 02/15/2015(6)	350,000	323,750
10.000%, 02/01/2018	2,100,000	2,149,875
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	875,000	890,313
Qwest Corp.
7.500%, 06/15/2023	425,000	428,188
6.875%, 09/15/2033	2,150,000	2,152,688
Windstream Corp.
8.625%, 08/01/2016	1,000,000	1,062,500
7.875%, 11/01/2017	1,325,000	1,445,906
7.750%, 10/15/2020(1)	400,000	416,500

		19,084,256

TOTAL CORPORATE BONDS		422,979,576

(Amortized Cost $390,696,202)

Interest Rate/Maturity Date	Currency	Principal Amount*	Market Value

CONVERTIBLE CORPORATE BONDS - 1.96%
Aerospace/Defense - 0.07%
Alliant Techsystems, Inc.
2.750%, 09/15/2011		$331,000	$335,965

Airlines - 0.02%
AirTran Holdings, Inc.
5.250%, 11/01/2016		80,000	112,900

Automotive - 0.17%
Cie Generale des Etablissements Michelin
Series ML, 3.402%, 01/01/2017(4)(5)	EUR	166,631	250,318
Suzuki Motor Corp.
Series 4, 0.000%, 03/29/2013(5)	JPY	25,000,000	311,400
TRW Automotive, Inc.
3.500%, 12/01/2015(1)		110,000	227,562

			789,280

Containers/Packaging - 0.07%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015(1)		323,000	331,479

Drillers/Services - 0.17%
Hercules Offshore, Inc.
3.375%, 06/01/2038(7)		122,000	114,070
Newpark Resources, Inc.
4.000%, 10/01/2017		279,000	283,185
Subsea 7 SA
Series ACY, 2.250%, 10/11/2013		300,000	373,650

			770,905

Exploration & Production - 0.04%
InterOil Corp.
2.750%, 11/15/2015		9,000	9,326
Quicksilver Resources, Inc.
1.875%, 11/01/2024		138,000	154,905

			164,231

Financial Other - 0.00%(8)
Apollo Investment Corp.
5.750%, 01/15/2016(1)		18,000	19,013

Food & Beverage - 0.12%
Smithfield Foods, Inc.
4.000%, 06/30/2013		95,000	117,681
Tyson Foods, Inc.
3.250%, 10/15/2013		330,000	429,413

			547,094

Healthcare - 0.23%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014		202,000	184,578
Dendreon Corp.
2.875%, 01/15/2016		81,000	80,797
Hologic, Inc.
2.000%, 12/15/2037(7)		192,000	186,000

Interest Rate/Maturity Date	Principal Amount*	Market Value

Life Technologies Corp.
3.250%, 06/15/2025	$498,000	$568,342
Wright Medical Group, Inc.
2.625%, 12/01/2014	70,000	70,175

		1,089,892

Lodging - 0.02%
Home Inns & Hotels Management, Inc.
2.000%, 12/15/2015(1)	112,000	107,380

Metals/Mining/Steel - 0.04%
RTI International Metals, Inc.
3.000%, 12/01/2015	154,000	171,325

Pharmaceuticals - 0.35%
Gilead Sciences, Inc.
Series A, 0.500%, 05/01/2011	520,000	541,450
1.000%, 05/01/2014(1)	232,000	247,370
PDL BioPharma, Inc.
2.000%, 02/15/2012	70,000	70,088
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018	37,000	40,700
Shire PLC
Series SHP, 2.750%, 05/09/2014	475,000	515,969
Teva Pharmaceutical Finance Co. LLC
Series C, 0.250%, 02/01/2026	175,000	202,781

		1,618,358

Property & Casualty Insurance - 0.01%
Radian Group, Inc.
3.000%, 11/15/2017	71,000	67,450

Technology - 0.55%
Alcatel-Lucent USA, Inc.
Series A, 2.875%, 06/15/2023	320,000	284,400
Series B, 2.750%, 06/15/2025	90,000	87,975
Comtech Telecommunications Corp.
3.000%, 05/01/2029	284,000	295,715
Digital River, Inc.
2.000%, 11/01/2030(1)	205,000	204,744
Hon Hai Precision Industry Co. Ltd.
0.000%, 10/12/2013(5)	100,000	103,000
Ixia
3.000%, 12/15/2015(1)	241,000	280,765
ON Semiconductor Corp.
Series B, 2.280%, 04/15/2024(5)	275,000	335,500
2.625%, 12/15/2026	184,000	232,990
RightNow Technologies, Inc.
2.500%, 11/15/2030(1)	67,000	73,700
SanDisk Corp.
1.500%, 08/15/2017	127,000	148,431
Veeco Instruments, Inc.
4.125%, 04/15/2012	73,000	126,472
WebMD Health Corp.
2.500%, 01/31/2018(1)	70,000	75,600
Xilinx, Inc.
3.125%, 03/15/2037	267,000	315,394

		2,564,686

Interest Rate/Maturity Date	Principal Amount*/Shares	Market Value

Transportation - Non Air/Rail - 0.01%
Ultrapetrol Bahamas Ltd.
7.250%, 01/15/2017(1)	$31,000	$31,310

Wirelines - 0.09%
Earthlink, Inc.
3.250%, 11/15/2026(7)	360,000	394,650

TOTAL CONVERTIBLE CORPORATE BONDS		9,115,918

(Amortized Cost $8,526,774)

BANK LOANS - 1.79%(9)
Building Products - 0.04%
Collins & Aikman Floorcoverings, Inc. - Loan
2.803%, 03/07/2011	3,569	3,480
2.802%, 03/14/2011	178,034	173,583
2.804%, 03/21/2011	18,367	17,908

		194,971

Electric - 0.95%
Texas Competitive Holdings Co. LLC - Initial Tranche B-2 Term Loan
3.764%, 03/09/2011	2,077,580	1,756,075
3.803%, 03/31/2011	201,889	170,646
3.803%, 04/11/2011	2,929,255	2,475,953

		4,402,674

Gaming - 0.49%
Caesers Entertainment Operating Co., Inc. - Term B-2 Loan
3.303%, 04/26/2011	2,475,000	2,299,983

Non Captive Finance - 0.20%
Springleaf Funding Co. - Loan
7.250%, 03/28/2011	925,000	935,692

Publishing/Printing - 0.11%
Merrill Communications LLC - Loan (Second Lien)
13.750%, 03/31/2011(4)	150,000	150,000
14.000%, 05/02/2011(4)	5,211	5,211
R.H. Donnelley, Inc. - Loan
9.000%, 03/31/2011	38,482	29,992
9.000%, 04/28/2011	114,439	89,191
9.000%, 05/31/2011	116,534	90,824
Tribune Co. - Tranche X Advance
5.000%, 12/31/2010(3)	192,000	135,680

		500,898

TOTAL BANK LOANS		8,334,218

(Amortized Cost $7,755,591)

COMMON STOCKS - 0.36%
Chemicals - 0.04%
LyondellBasell Industries NV (10)	4,658	177,377

Media Cable - 0.30%
Charter Communications, Inc.(10)	31,035	1,420,472

Interest Rate/Maturity Date	Shares	Market Value

Publishing/Printing - 0.02%
Dex One Corp.(10)	12,498	$65,864
SuperMedia, Inc.(10)	998	8,403

		74,267

TOTAL COMMON STOCKS		1,672,116

(Cost $4,147,172)

PREFERRED STOCKS - 0.53%
Automotive - 0.09%
Ford Motor Co. Capital Trust II
6.500%, 01/15/2032	8,000	406,800
General Motors Co.
4.750%, 12/01/2013	250	12,720

		419,520

Banking - 0.12%
Wells Fargo & Co.
7.500%, 12/31/2049	345	355,350
Wintrust Financial Corp.
7.500%, 12/15/2013	3,900	216,645

		571,995

Electric - 0.01%
AES Trust III
6.750%, 10/15/2029	600	29,316

Exploration & Production - 0.08%
Apache Corp.
6.000%, 08/01/2013	5,210	354,905

Food & Beverage - 0.06%
Archer-Daniels-Midland Co.
6.250%, 06/01/2011	5,700	262,713

Gas Pipelines - 0.09%
El Paso Corp.
4.990%, 12/31/2049(4)	301	429,052

Home Builders - 0.00%(8)
Hovnanian Enterprises, Inc.
7.250%, 02/15/2014	800	19,408

Life - 0.05%
Hartford Financial Services Group, Inc.
7.250%, 04/01/2013	8,100	224,127

Metals/Mining/Steel - 0.03%
AngloGold Ashanti Holdings Finance PLC
6.000%, 09/15/2013	950	52,117

Interest Rate/Maturity Date	Shares	Market Value

Molycorp, Inc.
5.500%, 03/01/2014	1,000	$96,810

		148,927

Technology - 0.00%(8)
Unisys Corp.
6.250%, 03/01/2014	70	7,140

TOTAL PREFERRED STOCKS		2,467,103

(Cost $2,226,046)

RIGHTS AND WARRANTS - 0.07%

Media Other - 0.07%
Citadel Broadcasting Corp.
expires 6/3/2030 (10)	8,540	296,765

Publishing/Printing - 0.00%
Readers Digest
expires 2/19/2014 (4)(10)	1,498	0

TOTAL RIGHTS AND WARRANTS		296,765

(Cost $576,018)

SHORT TERM INVESTMENTS - 2.55%
Money Market Mutual Funds - 2.55%
Dreyfus Cash Advantage Plus Fund
(0.052% 7-Day Yield)	11,852,568	11,852,568

TOTAL SHORT TERM INVESTMENTS		11,852,568

(Cost $11,852,568)

Total Investments - 98.30%		$456,718,264
(Cost $425,780,371)

Other Assets in Excess of Liabilities - 1.70%		7,898,052

Net Assets - 100.00%		$464,616,316

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

EUR	Euro Currency
JPY	Japanese Yen

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold, to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $152,759,909, which represents approximately 32.88% of net assets as of February 28, 2011.

(2)	Pay-in-kind securities.
(3)	Security is currently in default/non-income producing.
(4)

This security has been valued at its fair value determined in good faith pursuant to procedures approved by the Board of Trustees. Total market value of fair valued securities amounts to $8,772,708, which represents approximately 1.89% of net assets as of February 28, 2011.

(5)	Zero coupon bond reflects effective yield on the date of purchase.

(6)	Floating or variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.
(7)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 28, 2011.
(8)	Amount represents less than 0.005% of net assets.
(9)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2011. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(10)	Non-income producing security.

Common Abbreviations:

BV - Besloten Vennootschap a Dutch private limited liability company.

GmbH - Gesellschaft mit bescharankter Haftung is the German term for limited liability company.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

Pty Ltd. - Property Limited

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value On Settlement Date	Current Value	Unrealized Depreciation
EUR	181,000 (EUR)	Sale	03/29/2011	$247,425	$249,672	$(2,247)
JPY	25,549,000 (JPY)	Sale	03/29/2011	307,290	312,376	(5,086)

						$(7,333)

See Notes to Quarterly Statement of Investments.

Statement of Investments
February 28, 2011 (Unaudited)	Local Markets Fund

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 48.63%
Brazil - 5.18%
Nota Do Tesouro Nacional
10.000%, 01/01/2014	BRL	$5,160,000	$2,911,951
10.000%, 01/01/2021	BRL	20,542,000	10,723,397

			13,635,348

Colombia - 3.10%
Bogota Distrio Capital
9.750%, 07/26/2028(1)(2)	COP	6,210,000,000	3,917,412
Republic of Colombia
7.750%, 04/14/2021	COP	2,559,000,000	1,417,716
9.850%, 06/28/2027	COP	4,578,000,000	2,819,899

			8,155,027

Hungary - 1.75%
Hungarian Government
7.500%, 10/24/2013	HUF	56,000,000	292,457
8.000%, 02/12/2015	HUF	812,850,000	4,309,918

			4,602,375

Malaysia - 4.69%
Malaysian Government
3.835%, 08/12/2015	MYR	17,315,000	5,778,289
4.012%, 09/15/2017	MYR	19,160,000	6,379,862
4.378%, 11/29/2019	MYR	580,000	194,268

			12,352,419

Mexico - 11.05%
Mexican Bonos
8.000%, 12/17/2015	MXN	1,440,000	125,261
7.750%, 12/14/2017	MXN	63,000,000	5,392,508
8.000%, 06/11/2020	MXN	152,840,000	13,065,184
8.500%, 05/31/2029	MXN	19,120,000	1,631,925
Mexican Udibonos
5.000%, 06/16/2016	MXN	71,570,428	6,551,266
3.500%, 12/14/2017	MXN	3,473,405	295,404
4.000%, 06/13/2019	MXN	23,354,080	2,031,365

			29,092,913

Peru - 0.27%
Republic of Peru
6.950%, 08/12/2031(2)	PEN	1,910,000	705,568

Philippines - 0.89%
Republic of Philippines
4.950%, 01/15/2021	PHP	104,000,000	2,338,151

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

Poland - 7.99%
Republic of Poland
5.500%, 04/25/2015	PLN	$36,275,000	$12,564,878
3.000%, 08/24/2016	PLN	11,302,389	4,052,625
5.250%, 10/25/2017	PLN	6,962,000	2,339,883
5.500%, 10/25/2019	PLN	2,755,000	916,813
5.250%, 10/25/2020(1)	PLN	3,560,000	1,153,672

			21,027,871

South Africa - 4.82%
Republic of South Africa
2.500%, 01/31/2017	ZAR	2,594,864	382,057
8.000%, 12/21/2018	ZAR	55,970,419	7,796,187
7.250%, 01/15/2020	ZAR	10,690,000	1,404,453
6.750%, 03/31/2021	ZAR	24,880,000	3,103,345

			12,686,042

Thailand - 3.70%
Thailand Government
3.625%, 05/22/2015	THB	99,050,000	3,262,663
3.125%, 12/11/2015	THB	195,000,000	6,302,486
3.875%, 06/13/2019	THB	4,775,000	159,227

			9,724,376

Turkey - 4.71%
Republic of Turkey
10.000%, 02/15/2012	TRY	11,695,232	7,944,345
0.000%, 08/08/2012(3)	TRY	1,300,000	720,808
0.000%, 11/07/2012(3)	TRY	6,880,000	3,732,922

			12,398,075

Venezuela - 0.48%
Republic of Venezuela
12.750%, 08/23/2022(2)		1,400,000	1,181,250
9.000%, 05/07/2023(2)		115,000	76,762

			1,258,012

TOTAL SOVEREIGN DEBT OBLIGATIONS			127,976,177

(Amortized Cost $128,211,215)

CORPORATE BONDS - 8.97%
Colombia - 0.29%
Emgesa SA ESP
8.750%, 01/25/2021(4)	COP	636,000,000	344,547
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021(4)	COP	802,000,000	423,542

			768,089

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

European Union - 7.60%
Asian Development Bank
6.500%, 09/15/2015	ZAR	$4,650,000	$617,727
European Bank for Reconstruction & Development
9.250%, 09/10/2012	BRL	2,500,000	1,502,156
7.300%, 05/23/2013	MXN	8,500,000	728,847
6.750%, 05/12/2017	RUB	32,000,000	1,100,714
European Investment Bank
6.250%, 03/11/2013	RUB	69,900,000	2,449,777
8.000%, 10/21/2013	ZAR	3,810,000	555,437
6.500%, 12/15/2015	RUB	42,000,000	1,442,208
7.500%, 06/01/2016	ZAR	42,000,000	5,824,660
9.000%, 12/21/2018	ZAR	10,000,000	1,449,669
0.000%, 12/31/2018(3)	ZAR	5,280,000	373,445
International Bank for Reconstruction & Development
10.000%, 04/05/2012	RUB	39,350,000	1,433,946
0.000%, 05/14/2012(3)	ZAR	6,500,000	863,417
6.000%, 11/29/2012	RUB	21,500,000	741,610
7.500%, 03/02/2017	RUB	25,500,000	919,429

			20,003,042

Venezuela - 1.08%
Petroleos de Venezuela SA
4.900%, 10/28/2014		4,190,000	2,833,488

TOTAL CORPORATE BONDS			23,604,619

(Amortized Cost $22,859,830)

CREDIT LINKED NOTES - 22.36%
Brazil - 7.67%
Nota Do Tesouro Nacional
10.000%, 01/01/2014(1)(5)	BRL	4,300,000	2,426,625
10.000%, 01/01/2014(1)(6)	BRL	5,340,000	3,013,419
10.000%, 01/01/2021(1)(5)	BRL	1,000,000	522,118
10.000%, 01/01/2021(1)(5)	BRL	1,100,000	574,330
10.000%, 01/01/2021(1)(5)	BRL	2,000,000	1,044,236
10.000%, 01/01/2021(1)(5)	BRL	2,600,000	1,357,507
10.000%, 01/01/2021(1)(5)	BRL	3,000,000	1,566,354
10.000%, 01/01/2021(1)(7)	BRL	8,800,000	4,653,348
10.000%, 01/01/2021(1)(6)	BRL	9,650,000	5,038,439

			20,196,376

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

Colombia - 2.50%
Colombia CGM
11.000%, 07/24/2020(1)(5)	COP	$300,000,000	$183,587
11.000%, 07/24/2020(1)(5)	COP	550,000,000	336,576
11.000%, 07/24/2020(1)(5)	COP	700,000,000	428,369
11.000%, 07/24/2020(1)(5)	COP	983,000,000	601,552
11.000%, 07/24/2020(1)(5)	COP	1,300,000,000	795,543
11.000%, 07/24/2020(1)(5)	COP	1,500,000,000	917,934
11.000%, 07/24/2020(1)(5)	COP	1,700,000,000	1,040,325
10.000%, 07/24/2024(1)(5)	COP	185,000,000	105,238
10.000%, 07/24/2024(1)(5)	COP	903,000,000	513,673
10.000%, 07/24/2024(1)(5)	COP	919,000,000	522,775
11.000%, 07/24/2024(1)(5)	COP	1,850,000,000	1,132,118

			6,577,690

Indonesia - 11.25%
Republic of Indonesia
9.500%, 06/15/2015(1)(8)	IDR	7,500,000,000	892,960
9.500%, 06/15/2015(1)(7)	IDR	8,500,000,000	1,008,360
9.500%, 06/15/2015(1)(9)	IDR	18,500,000,000	2,220,252
10.000%, 07/15/2017(1)(10)	IDR	12,000,000,000	1,458,936
11.500%, 09/15/2019(1)(6)	IDR	13,254,000,000	1,753,227
11.500%, 09/18/2019(1)(7)	IDR	6,800,000,000	898,419
12.800%, 06/15/2021(1)(9)	IDR	5,800,000,000	840,771
12.800%, 06/15/2021(1)(8)	IDR	5,800,000,000	836,518
12.800%, 06/15/2021(1)(8)	IDR	8,000,000,000	1,153,817
12.800%, 06/15/2021(1)(8)	IDR	8,300,000,000	1,197,086
12.800%, 06/15/2021(1)(7)	IDR	9,452,000,000	1,357,342
12.800%, 06/15/2021(1)(8)	IDR	12,000,000,000	1,730,726
12.800%, 06/15/2021(1)(10)	IDR	16,000,000,000	2,289,860
12.800%, 06/15/2021(1)(9)	IDR	19,800,000,000	2,870,220
12.800%, 06/15/2021(1)(7)	IDR	24,800,000,000	3,561,934
12.800%, 06/15/2021(1)(9)	IDR	34,600,000,000	5,015,637
11.000%, 09/15/2025(1)(6)	IDR	4,072,000,000	508,775

			29,594,840

Russia - 0.94%
Russian Federation
10.550%, 07/06/2011(1)(7)	RUB	27,800,000	984,600
6.100%, 07/11/2012(1)(9)	RUB	22,400,000	780,545
6.850%, 08/01/2012(1)(6)	RUB	20,500,000	721,225

			2,486,370

TOTAL CREDIT LINKED NOTES			58,855,276

(Cost $61,301,672)

WARRANTS - 0.00%(11)
Mexico - 0.00%(11)
United Mexican States
expires 4/8/2011, Bid Price $7.00		16,100	1,127
expires 5/4/2011, Bid Price $10.00		16,100	1,610

			2,737

TOTAL WARRANTS			2,737

(Cost $8,533)

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

SHORT TERM INVESTMENTS - 16.10%
Money Market Mutual Funds - 16.10%
Dreyfus Cash Advantage Plus Fund
(0.052% 7-Day Yield)		42,378,233	$42,378,233

TOTAL SHORT TERM INVESTMENTS			42,378,233

(Cost $42,378,233)

Total Investments - 96.06%			$252,817,042
(Cost $254,759,483)

Other Assets In Excess of Liabilities - 3.94%			10,368,262

Net Assets - 100.00%			$263,185,304

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

BRL	Brazilian Real
CNY	Chinese Yen
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

(1)

This security has been valued at its fair value determined in good faith pursuant to procedures approved by the Board of Trustees. Total market value of fair valued securities amounts to $63,926,360, which represents approximately 24.29% of net assets as of February 28, 2011.

(2)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of February 28, 2011, the aggregate market value of those securities was $5,880,992, representing 2.23% of net assets.

(3)	These securities are issued with a zero coupon or interest rate.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $768,089, which represents approximately 0.29% of net assets as of February 28, 2011.

(5)	The underlying security is issued by Citigroup Global Markets.
(6)	The underlying security is issued by JP Morgan Chase.
(7)	The underlying security is issued by Barclays Bank PLC.
(8)	The underlying security is issued by HSBC Bank.

(9)	The underlying security is issued by Deutsche Bank AG London.
(10)	The underlying security is issued by Credit Suisse First Boston.
(11)	Amount represents less than 0.005% of net assets.

Common Abbreviations:

ESP - Empresa de Servicios Publicos is the Colombian term for Public Service Company.

SA - Generally designates corporations in various countries mostly employing civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value On Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
CNY	2,031,000 (CNY)	Purchase	08/09/2011	$303,974	$310,162	$6,188
CNY	6,529,523 (CNY)	Sale	08/09/2011	1,001,000	997,148	3,852
CNY	3,509,460 (CNY)	Sale	08/09/2011	536,000	535,943	57
CNY	15,548,231 (CNY)	Sale	08/09/2011	2,392,036	2,374,428	17,608
CNY	3,008,111 (CNY)	Sale	08/09/2011	463,000	459,380	3,620
CNY	1,336,000 (CNY)	Purchase	08/09/2011	200,000	204,026	4,026
CNY	1,423,515 (CNY)	Purchase	08/09/2011	215,000	217,390	2,390
CNY	1,251,910 (CNY)	Purchase	08/09/2011	190,000	191,184	1,184
CNY	2,630,000 (CNY)	Purchase	08/09/2011	400,000	401,637	1,637
MYR	3,864,000 (MYR)	Purchase	07/05/2011	1,200,000	1,255,786	55,786
MYR	881,100 (MYR)	Purchase	07/05/2011	275,000	286,354	11,354
MYR	2,600,000 (MYR)	Purchase	07/05/2011	816,839	844,990	28,151
MYR	3,127,500 (MYR)	Purchase	07/05/2011	1,000,000	1,016,426	16,426
MYR	18,693,000 (MYR)	Purchase	07/05/2011	5,934,286	6,075,155	140,869
MYR	4,897,500 (MYR)	Purchase	07/05/2011	1,500,000	1,591,669	91,669
PHP	48,444,900 (PHP)	Purchase	05/11/2011	1,107,059	1,109,188	2,129
PLN	2,806,200 (PLN)	Purchase	03/09/2011	923,365	977,616	54,251
RUB	51,246,500 (RUB)	Purchase	03/09/2011	1,700,000	1,773,852	73,852
RUB	51,246,500 (RUB)	Purchase	05/25/2011	1,753,816	1,762,457	8,641
ZAR	27,548,550 (ZAR)	Purchase	03/09/2011	3,932,636	3,950,984	18,348
ZAR	27,471,600 (ZAR)	Purchase	04/11/2011	3,900,000	3,920,445	20,445

						$562,483

BRL	4,183,750 (BRL)	Purchase	04/04/2011	$2,500,000	$2,498,283	$(1,717)
CNY	3,800,000 (CNY)	Purchase	08/09/2011	585,516	580,312	(5,204)
CNY	2,331,000 (CNY)	Purchase	08/09/2011	360,000	355,976	(4,024)
CNY	6,487,000 (CNY)	Purchase	08/09/2011	1,000,000	990,654	(9,346)
CNY	785,400 (CNY)	Purchase	08/09/2011	120,000	119,941	(59)
CNY	6,519,500 (CNY)	Purchase	08/09/2011	1,000,000	995,617	(4,383)
CNY	15,548,231 (CNY)	Purchase	11/14/2011	2,406,847	2,379,520	(27,327)
CNY	838,890 (CNY)	Purchase	11/14/2011	130,000	128,385	(1,615)
INR	46,671,400 (INR)	Purchase	03/09/2011	1,031,640	1,029,143	(2,497)
INR	46,671,400 (INR)	Sale	03/09/2011	1,008,022	1,029,143	(21,121)
MYR	23,875,800 (MYR)	Purchase	07/05/2011	7,800,000	7,759,546	(40,454)
PHP	19,000,000 (PHP)	Purchase	03/09/2011	435,880	435,767	(113)
PHP	48,444,900 (PHP)	Sale	03/09/2011	1,107,312	1,111,090	(3,778)
PHP	29,444,900 (PHP)	Purchase	03/09/2011	680,335	675,322	(5,013)
RUB	51,246,500 (RUB)	Sale	03/09/2011	1,764,930	1,773,852	(8,922)
THB	30,240,000 (THB)	Purchase	03/09/2011	1,006,658	988,704	(17,954)
THB	27,000,000 (THB)	Purchase	03/09/2011	899,400	882,771	(16,629)
THB	82,455,350 (THB)	Purchase	03/09/2011	2,744,852	2,695,897	(48,955)

						$(219,111)

Stone Harbor Investment Funds	Notes to Quarterly Statements of Investments
February 28, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund and Stone Harbor Local Markets Fund (each, a “Fund and together, the Funds”), is a Massachusetts business trust, organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a non-diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation: Debt securities, bank loans and linked notes are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Available cash is invested into a money market fund by the custodian.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1	–	Quoted and Unadjusted Prices in active markets for identical investments

Level 2	–	Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of February 28, 2011 in valuing the Funds’ assets:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$–	$335,414,527	$3,872,431	$339,286,958
Bank Loans	–	3,227,980	1,018,906	4,246,886
Convertible Corporate Bonds	–	600,000	-	600,000
Corporate Bonds	–	114,127,179	1,405,357	115,532,536
Credit Linked Notes	–	34,811,412	-	34,811,412
Participation Notes		-	2,577,120	2,577,120
Warrants	–	5,355	-	5,355
Short Term Investments	–	11,354,737	-	11,354,737
TOTAL	$–	$499,541,190	$8,873,814	$508,415,004

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$115,454	$–	$115,454
Liabilities
Forward Foreign Currency Contracts	–	(177,911)	–	(177,911)
TOTAL	$–	$(62,457)	$–	$(62,457)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor High Yield Bond Fund
Corporate Bonds	$–	$415,041,449	$7,938,127	$422,979,576
Convertible Corporate Bonds	–	8,865,600	250,318	9,115,918
Bank Loans	–	8,179,007	155,211	8,334,218
Common Stocks	1,672,116	–	–	1,672,116
Preferred Stocks	–	2,038,051	429,052	2,467,103
Rights and Warrants	296,765	–	–	296,765
Short Term Investments	–	11,852,568	–	11,852,568
TOTAL	$1,968,881	$445,976,675	$8,772,708	$456,718,264

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$(7,333)	$–	$(7,333)
TOTAL	$–	$(7,333)	$–	$(7,333)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$-	$122,905,093	$5,071,084	$127,976,177
Corporate Bonds	-	23,604,619	-	23,604,619
Credit Linked Notes	-	58,855,276	-	58,855,276
Warrants	-	2,737	-	2,737
Money Market Mutual Funds	-	42,378,233	-	42,378,233
TOTAL	$-	$247,745,958	$5,071,084	$252,817,042

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$-	$562,483	$-	$562,483
Liabilities
Forward Foreign Currency Contracts	-	(219,111)	-	(219,111)
TOTAL	$-	$343,372	$-	$343,372

*	For detailed Industry/Country descriptions, see accompanying Statement of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Stone Harbor Emerging Markets Debt Fund	Sovereign Debt Obligations	Bank Loans	Corporate Bonds	Credit Linked Notes	Participation Notes
Balance as of May 31, 2010	$414,800	$-	$812,778	$10,408,722	$-
Realized Gain/(Loss)	96,677	(224)	-	975,181	-
Change In Unrealized Appreciation/(Depreciation)	163,159	(741)	(18,811)	44,065	11,947
Net Purchases/(Sales)	36,675	1,019,871	4,041,680	(8,980,006)	2,565,173
Transfers in and/or (out) of Level 3	3,161,120	-	(3,430,290)	(2,447,962)	-
Balance as of February 28, 2011	$3,872,431	$1,018,906	$1,405,357	$-	$2,577,120

Net Change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at February 28, 2011	$359,768	$(741)	$(9,169)	$-	$11,947

Stone Harbor High Yield Bond Fund	Corporate Bonds	Convertible Corporate Bonds	Bank Loans	Preferred Stocks
Balance as of May 31, 2010	$2,230,500	$-	$399,936	$-
Realized Gain/(Loss)	124,569	-	10,879	-
Change In Unrealized Appreciation/(Depreciation)	66,640	19,572	(33,131)	87,444
Net Purchases/(Sales)	(434,407)	230,746	(31,997)	341,608
Transfers in and/or (out) of Level 3	5,950,825	-	(190,476)	-
Balance as of February 28, 2011	$7,938,127	$250,318	$155,211	$429,052

Net Change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at February 28, 2011	$366,455	$19,572	$30,506	$87,444

Stone Harbor Local Markets Fund	Sovereign Debt Obligations
Balance as of May 31, 2010	$-
Realized Gain/(Loss)	-
Change In Unrealized Appreciation/(Depreciation)	(439,966)
Net Purchases/(Sales)	5,511,050
Transfers in and/or (out) of Level 3	-
Balance as of February 28, 2011	$5,071,084

Net Change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at February 28, 2011	$(439,966)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b) Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates from the changes in the market prices of the securities.

(d) Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(e) Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Fund’s may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the make value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Contracts: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Credit Default Swaps: The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to their portfolios. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

No swaps were held in the Funds as of February 28, 2011.

(f) Loan Participations: The High Yield Bond Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

At February 28, 2011 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were substantially as follows:

	Stone Harbor Emerging Markets Debt Fund	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund
Gross appreciation (excess of value over tax cost)	$13,498,630	$37,068,970	$2,664,353
Gross depreciation (excess of tax cost over value)	(8,594,581)	(6,136,136)	(5,305,648)
Net unrealized appreciation/(depreciation)	$4,904,049	$30,932,834	$(2,641,295)
Cost of investments for income tax purposes	$503,510,955	$425,785,430	$255,458,337

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2011

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	April 29, 2011